Related Party Transactions (Details) - USD ($)	1 Months Ended					6 Months Ended	8 Months Ended	12 Months Ended
	Dec. 29, 2020	Nov. 30, 2020	May 29, 2020	May 29, 2020	May 28, 2020	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2021	Feb. 23, 2022
Related Party Transactions (Details) [Line Items]
Aggregate of founder shares (in Shares)		718,750
Founder shares forfeited (in Shares)								562,500
Business combination term								1 year
Aggregate of cover expenses			$ 300,000
Repaid of borrowings outstanding	$ 141,134
Working capital loans								$ 2,000,000
Affiliate of sponsor total								10,000
Sponsor total							$ 5,000	5,000
Agreement paid total
Aggregate of share issued						$ 4,021,875
Stock issued during period share share based compensation forfeited (in Shares)						562,500
Aggregate loan amount				$ 300,000			180,807,710
Notes payable outstanding borrowings	$ 141,134
Principal amount									$ 2,000,000
Drawn down payment						$ 560,000
Office space						10,000
Due to Sponsor						5,000		5,000
Agreement amount						$ 60,000		$ 120,000
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Aggregate price					$ 25,000
Issuance of ordinary shares (in Shares)					5,750,000
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock equals or exceeds per share (in Dollars per share)								$ 12
Administrative Support Agreement [Member]
Related Party Transactions (Details) [Line Items]
Agreement paid total							$ 0	$ 120,000
Series of Individually Immaterial Business Acquisitions [Member]
Related Party Transactions (Details) [Line Items]
Business combination price per unit (in Dollars per share)								$ 10
Initial business combination, description						The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor purchased shares (in Shares)					5,750,000
Aggregate of share issued					$ 25,000
Founder shares forfeited (in Shares)		718,750
Sponsor purchased shares (in Shares)		5,031,250
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of founder shares (in Shares)		5,031,250
Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Working capital						$ 2,000,000
Price per unit (in Dollars per share)						$ 10